UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]:    Amendment Number: _
This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Invesco Private Capital, Inc.
Address:          1555 Peachtree Street, N.E.
                  Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani     Atlanta, GA           05/14/2012
[Signature]             [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
028-12271                          Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     1,624,312 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name
A     028-12271                Invesco Private Capital, Inc.
1     028-13083                WL Ross & Co. LLC



SECURITY                            TITILE    CUSIP      MARKET    PAR         SH/ PUT/ INVEST-    OTHER  VOTING  VOTING  VOTING
DESCRIPTION                         OF                   VALUE     VALUE       PRN CALL MENT       MNGRS  SOLE    SHARED  NONE
                                    CLASS                THOUSANDS                      DISCRETION
Air Lease Corporation               Common    00912X302   102298    4250000          DEFINED    1           4250000      0    0
Assured Guaranty Ltd.               Common    G0585R106   327680   19835370          DEFINED    1          19835370      0    0
Bankunited Inc.                     Common    06652K103   343028   13721131          DEFINED    1          13721131      0    0
Bioscrip Inc.                       Common    09069N108     2249     331156          DEFINED    1            331156      0    0
Cascade Bancorp                     Common    147154207    65143   11468750          DEFINED    1          11468750      0    0
Delta Air Lines                     Common    247361702     1497     151000          DEFINED    1            151000      0    0
Exco Resources Inc.                 Common    269279402   195612   29504077          DEFINED    1          29504077      0    0
Key Energy Svcs Inc.                Common    492914106     4884     316100          DEFINED    1            316100      0    0
Sun Bancorp Inc.                    Common    86663B102    75116   21279241          DEFINED    1          21279241      0    0
United Continental Holdings.        Common    910047109     4994     232300          DEFINED    1            232300      0    0
(The) Governor and Company of the   Common    46267Q202   484979 2933635858          DEFINED    1        2933635858      0    0
Bank of Ireland
Callidus Software, Inc.             Common    13123E500    11492    1471406          DEFINED                1471406      0    0
Cyclacel Pharmaceuticals            Common    23254L108      586     814213          DEFINED                 814213      0    0
Harmonic, Inc.                      Common    413160102     3385     618846          DEFINED                 618846      0    0
Infinera, Inc.                      Common    45667G103      376      46275          DEFINED                  46275      0    0
Maxlinear                           Common    57776J100       62      11064          DEFINED                  11064      0    0
MetroPCS                            Common    591708102      902     100000          DEFINED                 100000      0    0
ZipRealty                           Common    98974v107       31      22282          DEFINED                  22282      0    0


Grand Total (in Thousands)                           1624312
Total Count                                               18